Schedule of contractual maturity of financials liabilities (Details) kr in Thousands, $ in Millions	Jun. 30, 2026 SEK (kr)	Dec. 31, 2025 SEK (kr)	Dec. 31, 2024 SEK (kr)	Nov. 15, 2024 USD ($)
IfrsStatementLineItems [Line Items]
Convertible debenture		kr 207,716
Trade payables | $				$ 13.2
Liabilities associated with cash advances	kr 389,423	354,842	166,216
Contractual cash flow [member]
IfrsStatementLineItems [Line Items]
Convertible debenture		207,716	379,795
Lease liabilities		642,553	641,507
Trade payables		277,089	376,292
Liabilities associated with cash advances		354,842	166,216
Accrued Expenses		146,786	84,684
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Convertible debenture		207,716	379,795
Lease liabilities		642,553	641,507
Trade payables		277,089	376,292
Liabilities associated with cash advances		354,953	166,216
Accrued Expenses		146,786	84,684
Not later than one month [member]
IfrsStatementLineItems [Line Items]
Convertible debenture
Lease liabilities		6,289
Trade payables		254,348	376,292
Liabilities associated with cash advances			10,123
Accrued Expenses		146,786	84,684
Later than one month and not later than three months [member]
IfrsStatementLineItems [Line Items]
Convertible debenture
Lease liabilities		12,578
Trade payables		2,384
Liabilities associated with cash advances		89,503	48,024
Accrued Expenses
Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Convertible debenture		207,716
Lease liabilities		56,604	76,210
Trade payables		8,969
Liabilities associated with cash advances		265,339	108,069
Accrued Expenses
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Convertible debenture
Lease liabilities		105,173	55,079
Trade payables		11,388
Liabilities associated with cash advances
Accrued Expenses
Later than two years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Convertible debenture			379,795
Lease liabilities		80,400	98,953
Trade payables
Liabilities associated with cash advances
Accrued Expenses
Later than five years [member]
IfrsStatementLineItems [Line Items]
Convertible debenture
Lease liabilities		381,510	411,265
Trade payables
Liabilities associated with cash advances
Accrued Expenses